Stock Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation
(12)   Stock Compensation
The Company has one equity compensation plan for its employees pursuant to which options were granted.
The following table summarizes the Company’s stock option activity:
	Number of shares December 31			Weighted average exercise price December 31			Weighted average Contractual Term (in years)			Aggregate Intrinsic Value ($000)
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Outstanding, beginning of year	46,244	67,893	108,596	$19.33	$19.88	$19.19
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(26,141)	(21,649)	(40,703)	22.84	21.04	20.01
Outstanding, end of year	20,103	46,244	67,893	$14.77	$19.33	$19.88	0.73	0.99	1.41	$120,231	$49,837	$0.00
Exercisable, end of year	20,103	44,925	59,799	$14.77	$19.47	$20.57	0.73	0.97	1.24	$120,231	$46,870	$0.00

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2017.
Total stock-based compensation expense for the years ended December 31, 2017, 2016, and 2015 was $3,000, $17,000, and $10,000, respectively. As of December 31, 2017, there was no remaining unrecognized compensation expense related to non-vested stock awards. The Plan expired on February 28, 2010, except as to outstanding options under the Plan, and no further options may be granted pursuant to the Plan.